CURRENT DEBT FACILITIES (Details Narrative) - USD ($) $ in Thousands			3 Months Ended
	Sep. 25, 2023	Jun. 15, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Annual interest	8.00%
Borrowing costs	$ 240	$ 449
Effective interest rate	24.00%
Interest expense on debt			$ 539	$ 452
Accounts payable and accrued liabilities			$ 563	$ 915
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual interest	13.00%				5.00%